Revenues - Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers (Details)	12 Months Ended
Dec. 31, 2020
Aeronautical Contracts with Airlines [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Type Contract	Aeronautical contracts with Airlines
Nature and timing of service	The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).
Revenue recognition according IFRS 15	Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.
Complementary Services [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Type Contract	Complementary services
Nature and timing of service	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.
Revenue recognition according IFRS 15	Revenue assigned according to the type of service provided monthly when the service is performed over time.
Commercial Concessions [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Type Contract	Commercial concessions
Nature and timing of service	The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.
Revenue recognition according IFRS 15	Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.